FAIR VALUE PRESENTATION	6 Months Ended
Jun. 30, 2015
FAIR VALUE PRESENTATION [Abstract]
FAIR VALUE PRESENTATION
NOTE 3 - FAIR VALUE PRESENTATION

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company's assets and liabilities that are measured at fair value as of June 30, 2015 and December 31, 2014 are classified in the tables below in one of the three categories described above:

	June 30, 2015
	Level 1	Level 2	Total
Available for sale securities	$4,331	$43,444	$47,775
Currency options designated as hedging instruments (current assets)	-	$58	$58

	December 31, 2014
	Level 1	Level 2	Total
Available for sale securities	$7,062	-	$7,062

Foreign exchange risk management

The Company purchases and writes non-functional currency options in order to hedge the currency exposure on the Company's cash flow. The currency hedged items are denominated in New Israeli Shekel (NIS). The purchasing and writing of options is part of a comprehensive currency hedging strategy. These transactions are for periods of up to one year. The counterparty to the derivatives is a major bank in Israel and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks.

During February 2015, the Company began purchasing and writing options in respect of salary, rent and other expenses dominated in NIS for a period of up to a year ahead. These transactions qualify for cash flow hedge accounting.

The Company has a lien in the amount of $690 on the Company's available for sale securities in respect of bank guarantees granted in order to secure the hedging transactions.